Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 37,033	$ 129,499	$ 78,988
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(63,130)	4,783	(9,929)
Post-employment benefits (expenses):
Loss recognized in accumulated other comprehensive loss	(418)	(938)	(310)
Reclassification of net loss to consolidated statement of income	494	386	386
Post-employment benefits (expenses) (net of deferred income taxes of $122, $(272) and $(39))	76	(552)	76
Cash flow hedges:
Net gain (loss) recognized in accumulated other comprehensive loss	13,888	6,462	(18,813)
Reclassification of net (gain) loss to consolidated statement of income	(23,887)	1,592	11,242
Cash flow hedges (net of deferred income taxes of $4,062, $(3,938) and $nil)	(9,999)	8,054	(7,571)
Total other comprehensive (loss) income	(73,053)	12,285	(17,424)
Comprehensive (loss) income	(36,020)	141,784	61,564
Less: Comprehensive income attributable to non-controlling interests	(52)	(316)	(140)
Comprehensive (loss) income attributable to Arcos Dorados Holdings Inc.	$ (36,072)	$ 141,468	$ 61,424